Quarterly Holdings Report
for
Fidelity® Series Floating Rate High Income Fund
June 30, 2021
SFR-NPRT3-0821
1.924296.109

Bank Loan Obligations - 91.8%
	Principal Amount (a)	Value ($)
Aerospace - 1.7%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (b)(c)(d)	557,938	559,332
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (b)(c)(d)	298,678	298,057
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.35% 6/19/26 (b)(c)(d)	122,813	118,693
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 5/30/25 (b)(c)(d)	1,514,703	1,492,255
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 12/9/25 (b)(c)(d)	369,375	363,635
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 8/22/24 (b)(c)(d)	1,204,853	1,188,985
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (b)(c)(d)	490,309	480,013
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (b)(c)(d)	235,000	228,145
TOTAL AEROSPACE		4,729,115
Air Transportation - 1.9%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/24/28 (b)(c)(d)	960,000	1,000,080
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/8/26 (b)(c)(d)	485,616	472,665
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/4/26 (b)(c)(d)	261,084	254,121
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (b)(c)(d)	3,813	3,888
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (b)(c)(d)	930,000	992,459
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (b)(c)(d)	820,000	865,666
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (b)(c)(d)	1,486,275	1,504,437
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (b)(c)(d)	361,271	354,045
TOTAL AIR TRANSPORTATION		5,447,361
Automotive & Auto Parts - 0.8%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/30/26 (b)(c)(d)	271,760	269,042
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (b)(c)(d)	563,588	558,307
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 11/2/27 (b)(c)(d)	567,150	566,441
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (b)(c)(d)	248,750	242,220
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (b)(c)(d)	458,850	458,621
TOTAL AUTOMOTIVE & AUTO PARTS		2,094,631
Banks & Thrifts - 0.8%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 2/27/28 (b)(c)(d)	802,988	794,123
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (b)(c)(d)	658,970	661,441
eResearchTechnology, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/4/27 (b)(c)(d)	334,156	335,463
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5% 5/30/25 (b)(c)(d)	242,689	241,097
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4443% 7/1/26 (b)(c)(d)	266,055	263,894
TOTAL BANKS & THRIFTS		2,296,018
Broadcasting - 2.2%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 8/15/25 (b)(c)(d)	1,248,847	1,246,586
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (b)(c)(d)	1,689,900	1,012,047
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.595% 11/17/24 (b)(c)(d)	376,665	372,616
iHeartCommunications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 5/1/26 (b)(c)(d)	305,350	302,489
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (b)(c)(d)	227,700	227,700
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.5921% 9/19/26 (b)(c)(d)	750,482	748,396
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.61% 9/30/26 (b)(c)(d)	471,600	464,672
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/14/26 (b)(c)(d)	653,261	652,798
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5/6/28 (c)(d)(e)	820,000	816,244
3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (b)(c)(d)	243,738	244,004
TOTAL BROADCASTING		6,087,552
Building Materials - 1.9%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (b)(c)(d)	560,000	556,802
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 10/1/26 (b)(c)(d)	593,750	592,758
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.15% 1/4/27 (b)(c)(d)	287,889	286,810
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/28/27 (b)(c)(d)	651,750	643,786
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/2/27 (b)(c)(d)	253,725	254,121
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/20/28 (b)(c)(d)	1,240,000	1,238,624
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (b)(c)(d)	274,640	275,500
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (b)(c)(d)	395,000	394,013
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (b)(c)(d)	594,248	594,991
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (b)(c)(d)	487,550	488,159
TOTAL BUILDING MATERIALS		5,325,564
Cable/Satellite TV - 2.7%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 2/1/27 (b)(c)(d)	2,459,250	2,440,805
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 1/31/28 (b)(c)(d)	1,340,000	1,318,225
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.5729% 4/15/27 (b)(c)(d)	360,338	356,540
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3229% 1/15/26 (b)(c)(d)	488,750	481,243
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8229% 9/25/28 (b)(c)(d)	305,000	305,192
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3229% 7/17/25 (b)(c)(d)	927,600	913,686
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.5729% 1/31/28 (b)(c)(d)	500,000	495,280
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (b)(c)(d)	1,252,522	1,248,351
TOTAL CABLE/SATELLITE TV		7,559,322
Capital Goods - 1.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 10/1/25 (b)(c)(d)	183,636	182,432
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3421% 11/15/26 (b)(c)(d)	107,727	106,291
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5921% 11/15/25 (b)(c)(d)	428,999	425,353
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.095% 9/20/26 (b)(c)(d)	522,739	524,046
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/12/28 (b)(c)(d)	279,300	278,602
TNT Crane & Rigging LLC:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (b)(c)(d)	679,822	707,015
Tranche B 1LN, term loan 3 month U.S. LIBOR + 11.000% 12% 4/16/25 (b)(c)(d)	178,179	170,384
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4776% 7/31/27 (b)(c)(d)	303,477	303,604
TOTAL CAPITAL GOODS		2,697,727
Chemicals - 2.5%
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (b)(c)(d)	85,000	85,283
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (b)(c)(d)	319,200	319,998
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 4/29/28 (b)(c)(d)	375,000	373,436
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5/7/25 (c)(d)(e)	375,000	363,593
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 1/31/26 (b)(c)(d)	365,674	364,990
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4/30/28 (c)(d)(e)	330,000	330,178
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.71% 7/1/26 (b)(c)(d)	254,800	254,374
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/29/27 (b)(c)(d)	275,000	274,227
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (b)(c)(d)	1,070,000	1,066,319
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6473% 3/1/26 (b)(c)(d)	486,394	482,731
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.625% 10/11/24 (b)(c)(d)	286,580	284,789
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (b)(c)(d)	247,505	247,918
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.133% 10/1/25 (b)(c)(d)	1,623,670	1,610,486
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/3/25 (b)(c)(d)	393,074	388,570
Tronox Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6303% 3/11/28 (b)(c)(d)	261,943	260,073
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8973% 4/3/25 (b)(c)(d)	135,700	134,682
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 1.8973% 4/3/25 (b)(c)(d)	232,628	230,884
TOTAL CHEMICALS		7,072,531
Consumer Products - 1.8%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 6/11/26 (b)(c)(d)	245,778	246,086
term loan 3 month U.S. LIBOR + 4.250% 5% 6/12/26 (b)(c)(d)	249,375	249,480
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 5/23/27 (b)(c)(d)	204,482	201,953
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 1/29/27 (b)(c)(d)	123,438	122,898
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (b)(c)(d)	498,750	498,750
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (b)(c)(d)	364,088	362,904
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 1/29/26 (b)(c)(d)	204,545	205,824
Hunter Fan Co. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 5/7/28 (b)(c)(d)	300,000	300,126
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (b)(c)(d)	472,625	468,882
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (b)(c)(d)	280,250	283,930
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (b)(c)(d)	765,000	767,785
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (b)(c)(d)	334,163	333,387
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0729% 6/15/25 (b)(c)(d)	473,467	375,616
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (b)(c)(d)	345,000	338,317
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (b)(c)(d)	330,000	329,726
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (b)(c)(d)	85,000	85,850
TOTAL CONSUMER PRODUCTS		5,171,514
Containers - 3.0%
AOT Packaging Products AcquisitionCo LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (b)(c)(d)	485,742	481,919
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.2667% 3/3/28 (b)(c)(d)(f)	109,258	108,398
Berlin Packaging, LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.1004% 11/7/25 (b)(c)(d)	863,774	855,404
3 month U.S. LIBOR + 3.250% 3.75% 3/11/28 (b)(c)(d)	90,000	89,550
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.827% 7/1/26 (b)(c)(d)	473,358	469,462
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/3/24 (b)(c)(d)	240,000	234,038
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 12/21/26 (b)(c)(d)	246,875	246,979
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 12/1/27 (b)(c)(d)	468,825	469,411
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.4516% 6/29/25 (b)(c)(d)	725,298	717,798
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (b)(c)(d)	1,078,632	1,073,466
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/26/28 (b)(c)(d)	776,883	775,734
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (b)(c)(d)	319,200	320,796
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (b)(c)(d)	122,633	122,557
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (b)(c)(d)	250,000	250,000
3 month U.S. LIBOR + 4.000% 4.1043% 7/31/26 (b)(c)(d)	246,250	246,004
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (b)(c)(d)	202,345	201,080
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 1/30/27 (b)(c)(d)	602,070	596,952
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 2/5/26 (b)(c)(d)	373,125	370,461
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 2/5/23 (b)(c)(d)	629,894	628,320
TOTAL CONTAINERS		8,258,329
Diversified Financial Services - 2.6%
ACNR Holdings, Inc. term loan 17% 9/21/27 (b)(d)(g)	332,113	331,283
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (b)(c)(d)	588,525	585,830
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (b)(c)(d)	277,628	276,790
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (b)(c)(d)	371,274	350,060
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (b)(c)(d)	462,545	453,706
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 6/27/25 (b)(c)(d)	124,063	123,597
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.92% 8/9/25 (b)(c)(d)	343,747	337,518
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6/24/28 (c)(d)(e)	101,563	101,182
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 2.500% 6/24/28 (c)(d)(e)	23,438	23,350
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 7/3/24 (b)(c)(d)	437,270	432,644
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (b)(c)(d)	318,402	318,561
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4338% 3/1/25 (b)(c)(d)	822,940	818,143
Hightower Holding LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (b)(c)(d)	252,000	252,315
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 3.75% 4/21/28 (c)(d)(h)	63,000	63,079
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (b)(c)(d)	245,581	244,122
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (b)(c)(d)	368,150	369,991
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (b)(c)(d)	258,515	256,447
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/11/27 (b)(c)(d)	1,006,340	1,000,886
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 11/16/26 (b)(c)(d)	755,640	750,079
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/29/26 (b)(c)(d)	200,115	199,771
TOTAL DIVERSIFIED FINANCIAL SERVICES		7,289,354
Diversified Media - 1.5%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (b)(c)(d)	845,750	854,360
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6473% 2/10/27 (b)(c)(d)	1,130,507	1,130,857
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.577% 1/30/27 (b)(c)(d)	250,000	245,625
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 12/17/26 (b)(c)(d)	1,830,800	1,820,621
TOTAL DIVERSIFIED MEDIA		4,051,463
Energy - 3.8%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (b)(c)(d)	492,790	491,558
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (b)(c)(d)	567,125	553,185
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 11/3/25 (b)(c)(d)	485,989	476,148
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (b)(c)(d)	636,453	629,910
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0934% 5/21/25 (b)(c)(d)	271,701	264,761
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (b)(c)(d)(g)	280,000	279,650
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (b)(c)(d)	342,000	348,413
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (b)(c)(d)	304,575	301,834
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (b)(c)(d)	814,646	818,214
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (b)(c)(d)	1,355,000	1,348,903
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (b)(c)(d)	381,694	378,560
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.14% 3/1/26 (b)(c)(d)	744,375	588,056
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 7/18/25 (b)(c)(d)	719,397	692,117
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (b)(c)(d)	327,186	277,058
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (b)(c)(d)	403,880	399,437
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7/30/28 (c)(d)(e)	200,000	199,500
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 5/22/26 (b)(c)(d)	331,017	328,534
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 10/15/26 (b)(c)(d)	148,125	148,063
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/29/28 (b)(c)(d)	450,000	450,284
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (b)(c)(d)	74,981	68,018
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.1043% 1/23/27 (b)(c)(d)	660,317	661,143
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (b)(c)(d)	491,898	487,132
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (b)(c)(d)	368,438	352,912
TOTAL ENERGY		10,543,390
Entertainment/Film - 0.1%
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.662% 1/23/25 (b)(c)(d)	321,516	310,263

Environmental - 0.3%
Erm Emerald U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 7/10/26 (b)(c)(d)	245,000	244,490
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/15/28 (b)(c)(d)	570,000	570,000
TOTAL ENVIRONMENTAL		814,490
Food & Drug Retail - 1.0%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 1/29/27 (b)(c)(d)	658,350	647,981
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 10/22/25 (b)(c)(d)	222,882	222,437
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 5/1/26 (b)(c)(d)	1,359,953	1,354,989
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (b)(c)(d)	501,323	485,782
TOTAL FOOD & DRUG RETAIL		2,711,189
Food/Beverage/Tobacco - 1.5%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8408% 10/1/26 (b)(c)(d)	80,000	79,334
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5908% 10/1/25 (b)(c)(d)	234,000	232,977
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (b)(c)(d)	220,217	221,089
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (b)(c)(d)	277,669	279,371
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (b)(c)(d)	674,900	676,027
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (b)(c)(d)	304,763	302,260
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8543% 6/20/25 (b)(c)(d)	241,250	241,250
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (b)(c)(d)	593,600	593,784
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (b)(c)(d)	710,000	709,013
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 9/13/26 (b)(c)(d)	294,750	290,093
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8542% 6/27/23 (b)(c)(d)	633,552	626,950
TOTAL FOOD/BEVERAGE/TOBACCO		4,252,148
Gaming - 4.8%
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (b)(c)(d)	153,450	153,587
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9383% 10/19/24 (b)(c)(d)	74,897	74,307
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (b)(c)(d)	430,650	453,797
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3383% 9/15/23 (b)(c)(d)	448,438	447,707
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 12/22/24 (b)(c)(d)	3,089,992	3,061,842
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6043% 7/20/25 (b)(c)(d)	1,965,150	1,970,063
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.11% 3/17/28 (b)(c)(d)	299,250	296,258
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (b)(c)(d)	415,919	412,280
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (b)(c)(d)	1,138,877	1,130,336
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (b)(c)(d)	1,941,653	1,925,964
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (b)(c)(d)	285,000	285,713
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 5/29/26 (b)(c)(d)	312,145	310,628
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (b)(c)(d)	224,440	223,628
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 3/11/28 (b)(c)(d)	703,238	699,644
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 8/14/24 (b)(c)(d)	449,196	445,827
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 7/10/25 (b)(c)(d)	604,174	604,252
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (b)(c)(d)	1,087,177	1,073,816
TOTAL GAMING		13,569,649
Healthcare - 6.3%
Aldevron LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/11/26 (b)(c)(d)	1,057,553	1,057,225
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 11/6/27 (b)(c)(d)	248,750	248,646
Catalent Pharma Solutions Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 2/22/28 (b)(c)(d)	139,650	139,738
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/4/26 (b)(c)(d)	143,188	143,265
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (b)(c)(d)	663,920	665,580
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8421% 8/1/27 (b)(c)(d)	1,694,698	1,667,871
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (b)(c)(d)	2,155,958	2,160,809
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (b)(c)(d)	284,288	282,243
Indigo Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7/1/28 (c)(d)(e)	399,909	400,473
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (b)(c)(d)	525,000	525,331
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (b)(c)(d)	1,375,000	1,378,864
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/27 (b)(c)(d)	596,727	598,965
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 8/31/26 (b)(c)(d)	280,252	280,061
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3543% 8/30/27 (b)(c)(d)	180,000	178,538
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (b)(c)(d)	198,683	198,097
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (b)(c)(d)	1,350,000	1,350,851
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0888% 6/30/25 (b)(c)(d)	501,842	501,305
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/30/27 (b)(c)(d)	374,063	374,250
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 3/31/27 (b)(c)(d)	479,137	477,670
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/13/28 (b)(c)(d)	832,913	831,480
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3247% 7/9/25 (b)(c)(d)	70,000	69,942
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/23/28 (b)(c)(d)	230,000	229,903
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/16/25 (b)(c)(d)	488,602	487,195
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (b)(c)(d)	244,291	245,168
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (b)(c)(d)	634,372	629,810
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (b)(c)(d)	283,575	285,052
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (b)(c)(d)	844,626	847,616
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6043% 11/20/26 (b)(c)(d)	246,875	247,080
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 11/27/25 (b)(c)(d)	937,500	930,028
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 6/1/25 (b)(c)(d)	351,696	350,071
TOTAL HEALTHCARE		17,783,127
Homebuilders/Real Estate - 1.2%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 8/21/25 (b)(c)(d)	974,181	964,615
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (b)(c)(d)	180,000	199,800
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	678,660	521,563
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	38,277	29,417
RS Ivy Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 12/23/27 (b)(c)(d)	228,850	228,850
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (b)(c)(d)	645,125	644,519
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.841% 12/22/24 (b)(c)(d)	858,636	851,029
TOTAL HOMEBUILDERS/REAL ESTATE		3,439,793
Hotels - 1.7%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 10/1/27 (b)(c)(d)	124,064	123,961
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 2/1/26 (b)(c)(d)	534,234	520,878
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (b)(c)(d)	225,000	224,719
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 11/30/23 (b)(c)(d)	708,768	706,110
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5/20/28 (c)(d)(e)	1,100,000	1,100,341
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8415% 6/21/26 (b)(c)(d)	126,445	125,316
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 8/31/25 (b)(c)(d)	178,650	175,747
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 6/23/26 (c)(d)(e)	260,000	263,250
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.1473% 5/30/26 (b)(c)(d)	604,108	550,119
3 month U.S. LIBOR + 5.000% 5.2025% 5/29/26 (b)(c)(d)	185,611	169,023
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (b)(c)(d)	625,943	655,788
TOTAL HOTELS		4,615,252
Insurance - 4.6%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 2/13/27 (b)(c)(d)	1,365,486	1,349,550
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/10/25 (b)(c)(d)	452,680	447,538
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/9/25 (b)(c)(d)	245,000	242,183
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (b)(c)(d)	791,472	792,129
AmeriLife Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 3/18/27 (b)(c)(d)	717,813	716,693
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (b)(c)(d)	497,500	494,182
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 2/13/27 (b)(c)(d)	448,175	445,625
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 11/3/23 (b)(c)(d)	1,676,072	1,666,653
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 11/3/24 (b)(c)(d)	485,000	479,694
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3543% 1/31/28 (b)(c)(d)	1,005,000	1,012,115
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 12/23/26 (b)(c)(d)	995,000	983,189
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 7/31/27 (b)(c)(d)	603,488	596,445
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (b)(c)(d)	861,919	861,315
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9257% 4/25/25 (b)(c)(d)	1,495,739	1,478,373
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3973% 12/2/26 (b)(c)(d)	123,126	121,917
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1473% 5/16/24 (b)(c)(d)	1,293,641	1,280,911
TOTAL INSURANCE		12,968,512
Leisure - 2.4%
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8543% 7/31/24 (b)(c)(d)	212,214	209,372
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (b)(c)(d)	450,553	451,400
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5908% 1/4/26 (b)(c)(d)	375,150	377,142
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 3.75% 6/30/25 (b)(c)(d)	410,850	420,267
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (b)(c)(d)	876,641	770,716
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (b)(c)(d)	369,366	321,001
15.25% 5/23/24 (d)	170,612	214,545
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (b)(c)(d)	1,540,956	1,531,571
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (b)(c)(d)	250,000	224,375
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (b)(c)(d)	718,266	687,143
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (b)(c)(d)	218,350	219,442
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (b)(c)(d)	345,000	345,107
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6473% 5/10/26 (b)(c)(d)	113,570	112,576
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6043% 12/21/25 (b)(c)(d)	366,563	360,331
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 12/30/26 (b)(c)(d)	364,907	353,777
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.6473% 12/30/27 (b)(c)(d)(g)	125,000	116,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (b)(c)(d)(g)	133,988	134,322
TOTAL LEISURE		6,849,337
Metals/Mining - 0.1%
American Rock Salt Co. LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.75% 6/4/28 (b)(c)(d)	250,000	250,105

Paper - 0.1%
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (b)(c)(d)(g)	248,763	248,452

Publishing/Printing - 0.9%
Cengage Learning, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6/29/26 (c)(d)(e)	425,000	425,268
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (b)(c)(d)	342,423	342,607
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (b)(c)(d)	579,706	517,752
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (b)(c)(d)	109,844	107,922
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (b)(c)(d)	336,600	338,283
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 10/17/26 (b)(c)(d)	464,949	464,414
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (b)(c)(d)	396,313	395,817
TOTAL PUBLISHING/PRINTING		2,592,063
Railroad - 0.3%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/1/28 (b)(c)(d)	295,000	294,540
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1473% 12/30/26 (b)(c)(d)	528,313	524,498
TOTAL RAILROAD		819,038
Restaurants - 0.6%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 11/19/26 (b)(c)(d)	735,028	724,348
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3543% 3/1/26 (b)(c)(d)	366,563	361,522
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8318% 8/2/26 (b)(c)(d)	567,445	564,738
TOTAL RESTAURANTS		1,650,608
Services - 7.9%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (b)(c)(d)	133,988	133,988
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/12/28 (c)(d)(e)	690,000	688,103
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (b)(c)(d)	500,000	501,250
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0939% 12/31/25 (b)(c)(d)	252,791	253,148
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 3/11/25 (b)(c)(d)	614,325	607,156
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 1/15/27 (b)(c)(d)	627,063	618,961
Ascend Learning LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (b)(c)(d)	248,125	248,125
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (b)(c)(d)	809,018	808,177
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (b)(c)(d)	1,334,413	1,311,688
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 2/7/26 (b)(c)(d)	477,918	474,931
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 5/13/27 (b)(c)(d)	312,638	311,987
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(c)(d)	333,063	322,951
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (b)(c)(d)	1,010,000	1,006,465
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/26/26 (b)(c)(d)	369,375	367,761
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9355% 8/1/26 (b)(c)(d)	617,172	617,301
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/29/25 (b)(c)(d)	455,846	451,761
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (b)(c)(d)	530,000	535,104
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (b)(c)(d)	1,436,659	1,413,170
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (b)(c)(d)	199,000	199,285
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (b)(c)(d)	638,400	641,196
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (b)(c)(d)	846,158	848,908
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (b)(c)(d)	374,063	374,732
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9166% 3/26/28 (b)(c)(d)	1,245,000	1,248,785
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (b)(c)(d)	275,000	273,969
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (b)(c)(d)	710,565	698,649
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (b)(c)(d)	835,800	837,890
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6043% 1/23/27 (b)(c)(d)	697,950	695,682
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (b)(c)(d)	124,688	125,584
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 1/31/28 (c)(d)(e)	200,000	200,500
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.08% 3/5/28 (b)(c)(d)	339,150	339,513
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3/6/25 (c)(d)(e)	335,000	333,325
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (b)(c)(d)	601,328	600,204
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (b)(c)(d)	170,000	166,813
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (b)(c)(d)	590,573	593,278
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (b)(c)(d)	1,496,250	1,496,445
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1756% 4/16/26 (b)(c)(d)	308,682	300,387
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.6756% 9/12/24 (b)(c)(d)	62,331	61,218
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (b)(c)(d)	245,513	218,538
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6043% 4/4/25 (b)(c)(d)	726,256	725,610
3 month U.S. LIBOR + 3.500% 3.6043% 2/25/27 (b)(c)(d)	501,829	501,357
TOTAL SERVICES		22,153,895
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0915% 1/24/27 (b)(c)(d)	485,387	479,626

Super Retail - 4.4%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.5% 11/6/27 (b)(c)(d)	467,578	469,187
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6/24/28 (c)(d)(e)	255,000	255,000
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (b)(c)(d)	7,382,900	7,401,346
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0726% 2/3/24 (b)(c)(d)	542,822	542,665
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/19/27 (b)(c)(d)	995,000	994,333
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 2.25% 12/18/27 (b)(c)(d)(f)	90,909	90,208
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (b)(c)(d)	408,068	404,922
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 11/8/24 (b)(c)(d)	846,304	834,905
Rent-A-Center, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/17/28 (b)(c)(d)	413,963	413,963
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(d)(g)(i)	1,144,897	0
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 5/31/25 (b)(c)(d)	457,043	455,900
WW International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/13/28 (b)(c)(d)	520,000	521,300
TOTAL SUPER RETAIL		12,383,729
Technology - 15.8%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (b)(c)(d)	240,365	240,965
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8973% 8/10/25 (b)(c)(d)	640,878	509,677
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 4/23/26 (b)(c)(d)	363,764	362,215
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (b)(c)(d)	736,300	733,951
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4099% 2/11/26 (b)(c)(d)	2,040,730	2,045,200
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (b)(c)(d)	347,907	348,126
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 10/2/25 (b)(c)(d)	425,667	423,007
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (b)(c)(d)	1,243,750	1,243,750
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 10/31/26 (b)(c)(d)	589,673	586,725
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (b)(c)(d)	579,528	579,209
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5944% 4/30/25 (b)(c)(d)	972,500	957,183
Cloudera, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 12/22/27 (b)(c)(d)	224,438	224,182
CMI Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/23/28 (b)(c)(d)	275,000	273,455
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (b)(c)(d)	313,425	314,209
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/29/28 (b)(c)(d)	85,000	86,063
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/4/26 (b)(c)(d)	1,311,638	1,304,148
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/29/24 (b)(c)(d)	240,416	236,930
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 10/16/26 (b)(c)(d)	1,333,125	1,333,685
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1043% 2/19/29 (b)(c)(d)	250,000	251,720
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 9/19/25 (b)(c)(d)	412,535	412,350
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (b)(c)(d)	95,000	94,644
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (b)(c)(d)	343,139	344,140
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.32% 3/31/28 (b)(c)(d)(f)	71,861	72,071
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 8/23/25 (b)(c)(d)	128,136	127,416
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6855% 7/22/26 (b)(c)(d)	245,317	243,784
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (b)(c)(d)	610,388	609,448
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (b)(c)(d)	618,812	617,265
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 8/10/27 (b)(c)(d)	371,250	368,755
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/15/24 (b)(c)(d)	289,363	286,941
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (b)(c)(d)	670,625	671,181
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7/1/28 (c)(d)(e)	1,605,091	1,607,354
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4% 12/1/27 (b)(c)(d)	468,825	469,266
Liftoff Mobile, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/17/28 (b)(c)(d)	213,925	213,480
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (b)(c)(d)	245,313	248,175
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8423% 6/21/24 (b)(c)(d)	321,091	317,077
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8461% 9/29/24 (b)(c)(d)	1,074,098	1,073,829
MH Sub I LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.345% 2/23/29 (b)(c)(d)	85,000	86,222
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 9/15/24 (b)(c)(d)	415,495	413,301
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.11% 9/4/26 (b)(c)(d)	85,000	82,663
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 9/4/25 (b)(c)(d)	335,512	331,949
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8226% 4/30/27 (b)(c)(d)	703,487	703,135
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6/17/28 (c)(d)(e)	271,111	271,789
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 6/17/28 (c)(d)(e)	33,889	33,974
Peraton Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (b)(c)(d)	938,438	940,389
3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (b)(c)(d)	1,651,563	1,654,998
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.11% 3/19/28 (b)(c)(d)	194,513	194,209
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (b)(c)(d)	234,413	233,681
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (b)(c)(d)	1,290,000	1,293,070
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 5/30/26 (b)(c)(d)	368,438	365,829
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/9/28 (c)(d)(e)	1,255,000	1,247,319
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (b)(c)(d)	1,027,425	1,021,302
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/24/28 (b)(c)(d)	710,000	707,515
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/31/25 (b)(c)(d)	422,639	417,884
Seattle Spinco, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 6/21/24 (b)(c)(d)	2,226,903	2,199,067
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3318% 8/1/25 (b)(c)(d)	285,491	283,552
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (b)(c)(d)	945,250	945,449
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (b)(c)(d)	381,626	376,856
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (b)(c)(d)	289,945	286,321
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (b)(c)(d)	1,053,818	1,041,141
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2.8543% 1/31/27 (b)(c)(d)	224,114	222,924
Sybil Software LLC. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1473% 3/22/28 (b)(c)(d)	301,188	300,121
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5% 5/1/24 (b)(c)(d)	950,888	949,110
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5921% 9/28/24 (b)(c)(d)	661,092	657,786
UKG, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 5/4/26 (b)(c)(d)	790,913	790,992
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (b)(c)(d)	570,000	579,023
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (b)(c)(d)	1,543,357	1,544,252
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 8/27/25 (b)(c)(d)	869,239	870,639
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0934% 3/1/26 (b)(c)(d)	566,784	564,307
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (b)(c)(d)	280,000	279,650
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4166% 3/19/28 (b)(c)(d)	469,513	467,836
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 2/28/27 (b)(c)(d)	523,375	521,088
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (b)(c)(d)	417,900	418,422
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 4/1/28 (b)(c)(d)	269,325	267,138
Xperi Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.5813% 6/8/28 (b)(c)(d)	512,277	510,868
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5921% 9/30/26 (b)(c)(d)	316,408	315,301
TOTAL TECHNOLOGY		44,222,648
Telecommunications - 6.6%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9004% 1/31/26 (b)(c)(d)	482,500	473,453
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9355% 7/31/25 (b)(c)(d)	23,824	23,397
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1548% 8/14/26 (b)(c)(d)	1,218,750	1,215,484
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (b)(c)(d)	249,197	249,197
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (b)(c)(d)	368,150	368,150
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (b)(c)(d)	617,188	617,576
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (b)(c)(d)	264,182	264,512
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (b)(c)(d)	254,110	255,591
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.36% 12/22/23 (b)(c)(d)	441,373	440,177
Frontier Communications Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (b)(c)(d)	1,160,000	1,160,000
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (b)(c)(d)	145,000	145,000
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 5/31/25 (b)(c)(d)	62,164	62,675
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (b)(c)(d)	970,000	761,935
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (b)(c)(d)	76,541	77,169
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (b)(c)(d)	2,535,000	2,570,921
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (b)(c)(d)	1,000,000	1,016,880
Tranche B-5, term loan 8.625% 1/2/24 (d)	650,000	660,446
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (b)(c)(d)	1,255,074	1,262,140
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 11/4/26 (b)(c)(d)	465,300	465,751
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 3/1/27 (b)(c)(d)	457,985	450,684
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 3/15/27 (b)(c)(d)	157,995	155,744
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (b)(c)(d)	1,318,375	1,318,863
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (b)(c)(d)	724,806	678,150
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (b)(c)(d)	1,100,000	957,000
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.86% 11/22/26 (b)(c)(d)	406,816	381,402
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (b)(c)(d)	589,361	590,393
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/9/27 (b)(c)(d)	1,763,763	1,744,062
TOTAL TELECOMMUNICATIONS		18,366,752
Textiles/Apparel - 0.2%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (b)(c)(d)	243,777	244,488
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (b)(c)(d)	440,000	438,350
TOTAL TEXTILES/APPAREL		682,838
Utilities - 2.6%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (b)(c)(d)	1,793,978	1,775,536
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (b)(c)(d)	345,589	336,517
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (b)(c)(d)	832,563	774,633
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (b)(c)(d)	925,876	653,326
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (b)(c)(d)	205,376	198,188
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (b)(c)(d)	1,004,850	990,410
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.11% 1/21/28 (b)(c)(d)	359,589	358,640
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8542% 8/13/26 (b)(c)(d)	245,000	244,694
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8359% 3/2/27 (b)(c)(d)	1,153,674	1,145,841
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8498% 12/31/25 (b)(c)(d)	855,098	848,684
TOTAL UTILITIES		7,326,469
TOTAL BANK LOAN OBLIGATIONS (Cost $258,997,301)		257,113,854

Nonconvertible Bonds - 3.3%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (j)	500,000	527,500
8% 12/15/25 (j)	55,000	59,428
TOTAL AEROSPACE		586,928
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (j)	165,000	174,694
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (j)	115,000	123,581
TOTAL AIR TRANSPORTATION		298,275
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (j)	170,000	184,204
9.5% 5/1/25 (j)	170,000	187,425
TOTAL BROADCASTING		371,629
Chemicals - 0.6%
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (b)(c)(j)	1,335,000	1,320,655
6.875% 6/15/25 (j)	420,000	427,841
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (j)	5,000	5,075
TOTAL CHEMICALS		1,753,571
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (j)	415,000	428,488
Trivium Packaging Finance BV 5.5% 8/15/26 (j)	145,000	152,352
TOTAL CONTAINERS		580,840
Energy - 0.1%
New Fortress Energy, Inc. 6.75% 9/15/25 (j)	75,000	76,781
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (j)	165,000	165,825
Transocean Poseidon Ltd. 6.875% 2/1/27 (j)	140,000	140,000
TOTAL ENERGY		382,606
Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (j)	250,000	265,625
Stars Group Holdings BV 7% 7/15/26 (j)	495,000	512,345
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (j)	300,000	296,250
VICI Properties, Inc.:
3.5% 2/15/25 (j)	35,000	35,691
4.25% 12/1/26 (j)	50,000	52,011
TOTAL GAMING		1,161,922
Healthcare - 0.2%
Bausch Health Companies, Inc. 5.5% 11/1/25 (j)	235,000	241,110
Tenet Healthcare Corp. 4.625% 7/15/24	250,000	253,675
TOTAL HEALTHCARE		494,785
Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (j)	265,000	281,814

Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (j)	40,000	43,900
10.875% 6/1/23 (j)	190,000	216,363
TOTAL LEISURE		260,263
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (j)	135,000	134,609

Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (j)	165,000	167,566
Aramark Services, Inc. 6.375% 5/1/25 (j)	90,000	95,625
Sotheby's 7.375% 10/15/27 (j)	200,000	215,750
TOTAL SERVICES		478,941
Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (j)	125,000	129,246
8.5% 10/30/25 (j)	260,000	274,950
TOTAL SUPER RETAIL		404,196
Technology - 0.2%
CommScope, Inc.:
5.5% 3/1/24 (j)	150,000	154,313
6% 3/1/26 (j)	150,000	158,355
SSL Robotics LLC 9.75% 12/31/23 (j)	103,000	113,664
TOTAL TECHNOLOGY		426,332
Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (j)	900,000	937,170
Altice France SA:
5.125% 1/15/29 (j)	25,000	25,125
7.375% 5/1/26 (j)	393,000	408,692
Frontier Communications Holdings LLC 5% 5/1/28 (j)	160,000	165,413
TOTAL TELECOMMUNICATIONS		1,536,400
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (j)	205,000	221,627

TOTAL NONCONVERTIBLE BONDS (Cost $9,033,170)		9,374,738

Common Stocks - 1.8%
	Shares	Value ($)
Capital Goods - 0.2%
TNT Crane & Rigging LLC (g)	22,401	476,245
TNT Crane & Rigging LLC warrants 10/31/25 (g)(k)	3,037	10,022
TOTAL CAPITAL GOODS		486,267
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (g)	1,891	31,202

Energy - 1.1%
California Resources Corp. (k)	41,879	1,262,233
California Resources Corp. warrants 10/27/24 (k)	920	7,066
Chesapeake Energy Corp.	20,902	1,085,232
Chesapeake Energy Corp. (l)	137	7,113
Denbury, Inc. (k)	9,205	706,760
EP Energy Corp. (g)	3,190	168,017
TOTAL ENERGY		3,236,421
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (k)	53,143	29,179

Publishing/Printing - 0.1%
Cenveo Corp. (g)(k)	7,037	205,199

Restaurants - 0.1%
CEC Entertainment, Inc. (g)	15,069	271,242

Super Retail - 0.0%
David's Bridal, Inc. rights (g)(k)	156	0

Utilities - 0.3%
TexGen Power LLC (g)(k)	25,327	862,131

TOTAL COMMON STOCKS (Cost $4,084,876)		5,121,641

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (g) (Cost $135,375)	1,083	105,051

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Tribune Co. Claim (g)(k) (Cost $29,756)	30,115	20,177

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (m) (Cost $10,549,338)	10,548,536	10,550,645

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $282,829,816)	282,286,106
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(2,042,369)
NET ASSETS - 100.0%	280,243,737

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	The coupon rate will be determined upon settlement of the loan after period end.
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $216,166 and $215,230, respectively.

(g)	Level 3 security
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Non-income producing - Security is in default.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,121,063 or 3.3% of net assets.

(k)	Non-income producing
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,113 or 0.0% of net assets.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	1,297

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	13,618,084	64,450,770	67,518,071	7,368	619	(757)	10,550,645	0.0%
Total	13,618,084	64,450,770	67,518,071	7,368	619	(757)	10,550,645

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank Loan Obligations and Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.